Earnings/(losses) per share ("EPS")	12 Months Ended
Dec. 31, 2018
Earnings/(losses) per share ("EPS")
Earnings/(losses) per share ("EPS")

29. Earnings/(losses) per share ("EPS")

        Basic earnings/(losses) per share was calculated by dividing the profit for the year attributable to the owners of the common shares after deducting the dividend on Preference Shares by the weighted average number of common shares issued and outstanding during the year.

        Diluted EPS is calculated by dividing the profit for the year attributable to the owners of the Group adjusted for the effects of all dilutive potential ordinary shares by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

        The following reflects the earnings/(losses) and share data used in the basic and diluted earnings/(losses) per share computations:

	For the year ended December 31,
	2016	2017	2018
Basic (loss)/earnings per share
Profit/(loss) for the year attributable to owners of the Group	(21,486)	15,506	47,683
Less: Dividends on Preference Shares	(10,063)	(10,064)	(10,063)

(Loss)/profit for the year available to owners of the Group	(31,549)	5,442	37,620
Weighted average number of shares outstanding, basic	80,534,702	80,622,788	80,792,837

Basic (loss)/earnings per share	(0.39)	0.07	0.47

Diluted (loss)/ earnings per share
(Loss)/profit for the year available to owners of the Group used in the calculation of diluted EPS	(31,549)	5,442	37,620
Weighted average number of shares outstanding, basic	80,534,702	80,622,788	80,792,837
Dilutive potential ordinary shares	—	643,342	844,185

Weighted average number of shares used in the calculation of diluted EPS	80,534,702	81,266,130	81,637,022

Diluted (loss)/earnings per share	(0.39)	0.07	0.46

        The Group excluded the effect of 555,453 SARs and 0 RSUs in calculating diluted EPS for the year ended December 31, 2018, as they were anti-dilutive (December 31, 2017: 998,502 SARs and 0 RSUs, December 31, 2016: 1,713,702 SARs and 368,437 RSUs).